Condensed Interim Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 84,945	$ 89,806
Trade receivables	18,405	184,064
Other accounts receivable	107,052	179,541
Deferred prospective initial public offering cost	407,749	291,133
Inventories	342,289	304,823
TOTAL CURRENT ASSETS	960,440	1,049,367
NON-CURRENT ASSETS:
Right-of use asset	32,511	56,893
Property and equipment, net	31,763	41,311
TOTAL NON-CURRENT ASSETS	64,274	98,204
TOTAL ASSETS	1,024,714	1,147,571
CURRENT LIABILITIES:
Trade payables	98,780	47,260
Lease liabilities	29,152	45,097
Other accounts payable	624,241	774,647
Loan from related party	729,169
SAFEs	1,514,928	1,514,928
TOTAL CURRENT LIABILITIES	2,996,270	2,381,932
NON-CURRENT LIABILITIES:
Lease liabilities		7,775
Loan from related party		399,794
TOTAL NON-CURRENT LIABILITIES		407,569
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, NIS 0.02 par value: Authorized 25,000,000 as of June 30, 2023 and December 31, 2022; Issued and outstanding 3,597,442 and 3,597,442 shares as of June 30,2023 and as of December 31, 2022, respectively	21,456	21,456
Additional paid-in capital	13,091,990	12,988,292
Accumulated losses	(15,085,002)	(14,651,678)
TOTAL SHAREHOLDERS’ DEFICIT	(1,971,556)	(1,641,930)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 1,024,714	$ 1,147,571